Equity Based Compensation (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of Service-Based Restricted Stock Units
Granted, Aggregate Intrinsic Value
Forfeited, Aggregate Intrinsic Value
RSUs [Member]
Summary of Service-Based Restricted Stock Units
Nonvested at beginning of year, RSUs	701,449
Nonvested at beginning of year, Weighted-average Grant-Date Fair Value	$ 9.35
Outstanding at beginning of year, Aggregate Intrinsic Value
Granted, RSUs	362,650
Granted, Weighted-average Grant-Date Fair Value	$ 9.83
Granted, Weighted-Average Remaining Contractual Term
Converted, RSUs	(273,800)
Converted, Weighted-average Grant-Date Fair Value	$ 8.68
Converted, Weighted-Average Remaining Contractual Term
Converted, Aggregate Intrinsic Value
Forfeited, RSUs	(38,501)
Forfeited, Weighted-average Grant-Date Fair Value	$ 9.48
Forfeited, Weighted-Average Remaining Contractual Term
Forfeited, Aggregate Intrinsic Value
Nonvested at end of period, RSUs	751,798
Nonvested at end of period, Weighted-average Grant-Date Fair Value	$ 9.82
Weighted average remainng contractual term, outstanding units	8 years 7 months 6 days
Outstanding at ending of year, Aggregate Intrinsic Value	7,992
Convertible at end of period, RSUs	216,923
Convertible at end of period, Weighted-average Grant-Date Fair Value	$ 9.42
Convertible, Weighted-average remaining contractual life	20 years 6 months
Convertible, Aggregate Intrinsic Value	$ 2,306